Related Party Transactions - Golar Partners and Subsidiaries Footnotes (Details)		1 Months Ended	9 Months Ended
	Aug. 15, 2017 USD ($) train	May 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Due from (to) related party			$ 0		$ 43,985,000
Payments of dividends			60,185,000	$ 27,085,000
Deferred Purchase Price
Related Party Transaction [Line Items]
Interest expense, related party			$ 0	2,900,000
Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Termination of related party agreement, period of written notice			120 days
Due from (to) related party			$ (5,828,000)		$ 1,256,000
Additional amount, percent per annum of Deferred Purchase Price		5.00%
Distributions from related party			27,600,000	39,300,000
Golar LNG Partners | Deposits Due to Affiliates
Related Party Transaction [Line Items]
Due from (to) related party		$ (107,200,000)
Golar LNG Partners | Hilli Disposal Interests | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Disposal interest, equivalent percentage	50.00%
Number of liquefaction trains contracted | train	2
Total number of liquefaction trains | train	4
Liquefaction trains, contractual term	8 years
Golar LNG Partners | Deposit Received
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Related party transaction amount	$ 70,000,000		70,000,000	70,000,000
Golar LNG Partners | Deposits Due From Affiliates
Related Party Transaction [Line Items]
Interest expense, related party			0	1,900,000
Golar LNG Partners | Disposal Costs Indemnification
Related Party Transaction [Line Items]
Dividends payable			$ 4,000,000.0
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice			30 days
Hilli | Golar LNG Partners
Related Party Transaction [Line Items]
Payments of dividends			$ 12,900,000	$ 1,900,000